LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
LOSS PER SHARE
30.	LOSS PER SHARE

Basic and diluted net loss per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Numerator:
Loss attributable to ordinary shareholders – basic and diluted	(1,562,859)	(874,090)	(626,733)	(101,010)

Denominator:
Weighted-average number of shares outstanding – basic and diluted	422,167,505	423,675,429	456,720,654	456,720,654
Basic and diluted net loss per share	(RMB3.70)	(RMB2.06)	(RMB1.37)	(USD0.22)

During the years ended December 31, 2012, 2013 and 2014, the Company issued 1,000,000, 1,000,000 and nil ordinary shares, respectively, to its share depository bank which have been and will continue to be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. As of December 31, 2013 and 2014, the unused ordinary shares issued to share depository bank were 871,095 and 437,355 respectively. The un-used ordinary issued to share depository bank are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

For the years ended December 31, 2012, 2013 and 2014, the potential dilutive effect in relation to the stock options, unvested RSUs and convertible bonds were excluded as they have an anti-dilutive effect. The redeemable shares have been excluded in both basic and diluted net loss per share as they are not entitled to the earnings of the Company.